Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

Management evaluated all activity of the Company and concluded that no material subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

Note 19 – Subsequent Events

Management evaluated all activity of the Company and concluded that no material subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as noted below:

On March 1, 2014, the Company executed a 15 year master lease on the building occupied by the Company’s hospital subsidiary in San Antonio, Texas for an annual rent of $2.3 million with annual escalations of 3%. The current lease income on the underlying sub-lease is approximately $2.1 million per year which includes the rent paid by FBH SA. The master lease is an operating lease. In conjunction with the master lease and certain other agreements with the landlord, the Company received $4.1 million at the time of the lease. Given the disparity between the annual rent expense under the master lease and the rental income of the underlying sub-lease, the cash received at the execution of the lease will be deferred and recorded on a straight-line basis as a reduction in the rent expense under the master lease.

On February 17, 2014, the Company’s board of directors granted Mr. Stanton Nelson, the Company’s chief executive officer, a restricted stock award for 819,175 shares of the Company’s common stock. The award vests over a five-year period with 20% of the award vesting at the beginning of each year. For the shares that vested at the time award grant (163,835 shares), Mr. Nelson elected to exercise his right to cashless vest in the shares and have the Company pay the withholding taxes on the award. As a result of the cashless vesting, Mr. Nelson received 86,510 shares.